Document and Entity Information	Sep. 10, 2021
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001424182
Document Type	8-K
Document Period End Date	Sep. 10, 2021
Entity Registrant Name	BROADSTONE NET LEASE, INC.
Entity Incorporation State Country Code	MD
Entity File Number	001-39529
Entity Tax Identification Number	26-1516177
Entity Address, Address Line One	800 Clinton Square
Entity Address, City or Town	Rochester
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	14604
City Area Code	585
Local Phone Number	287-6500
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common Stock, $0.00025 par value
Trading Symbol	BNL
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	true